Note 7 - Mortgage Loans Held for Sale	12 Months Ended
Oct. 31, 2011
Mortgage Loans on Real Estate, by Loan Disclosure [Text Block]
7. Mortgage Loans Held for Sale

Our mortgage banking subsidiary originates mortgage loans, primarily from the sale of our homes. Such mortgage loans are sold in the secondary mortgage market with servicing released within a short period of time. Mortgage loans held for sale consist primarily of single-family residential loans collateralized by the underlying property. We have elected the fair value option to record loans held for sale and therefore these loans are recorded at fair value with the changes in the value recorded in net income (loss).  Gains and losses on changes in the fair value are recognized in the Statements of Operations in “Revenues: Financial services.” We currently use forward sales of mortgage-backed securities, interest rate commitments from borrowers and mandatory and/or best efforts forward commitments to sell loans to investors to protect us from interest rate fluctuations. These short-term instruments, which do not require any payments to be made to the counter-party or investor in connection with the execution of the commitments, are recorded at fair value. Gains and losses on changes in the fair value are recognized in the Statements of Operations in “Revenues: Financial services”. Loans held for sale of $1.0 million and $1.1 million at October 31, 2011 and 2010, respectively, represent loans that cannot currently be sold at reasonable terms in the secondary mortgage market.  These loans are serviced by a third party until such time that they can be liquidated via alternative mortgage markets, foreclosure or repayment.  The activity in our loan origination reserves in fiscal 2011 and 2010 was as follows:

	Twelve Months Ended
	October 31,
(In thousands)	2011	2010

Loan origination reserves, beginning of period	$5,486	$1,753
Provisions for losses during the period	2,108	4,457
Adjustments to pre-existing provisions for losses from changes in estimates	(1,520)	797
Payments/settlements	(1,011)	(1,521)
Loan origination reserves, end of period	$5,063	$5,486

At October 31, 2011 and 2010, respectively, $52.7 million and $74.8 million of such mortgages held for sale were pledged against our mortgage warehouse line of credit (see Note 8). We may incur losses with respect to mortgages that were previously sold that are delinquent, but only to the extent the losses are not covered by mortgage insurance or resale value of the home. Historically, we have not made significant payments associated with our loans. We have reserves for potential losses on mortgages we previously sold. The reserves are included in the "Mortgage loans held for sale" balance on the Consolidated Balance Sheet.